Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Net Loss per Share Computation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Option to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from net loss per share (shares)	27,422	17,336	14,711
Unvested early exercised common shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from net loss per share (shares)	4,877	7,832	2,556
Unvested restricted stock awards and units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from net loss per share (shares)	3,602	0	0
Conversion of preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from net loss per share (shares)	0	73,747	69,473
Warrants to purchase convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from net loss per share (shares)	0	616	616
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from net loss per share (shares)	312	0	0
ESPP shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from net loss per share (shares)	249